Revenue and other operating income (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
Disclosure Of Revenue Sources [Line Items]
Revenue	$ 401,936	$ 202,748	[1]
Other operating income	3,160	2,133	[1]
Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	217,791	80,087
Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	154,339	83,218
Time Charters
Disclosure Of Revenue Sources [Line Items]
Revenue	29,806	39,443
Operating segments | Tankers
Disclosure Of Revenue Sources [Line Items]
Revenue	401,936	202,746
Other operating income	0	0
Operating segments | Tankers | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	217,791	80,085
Operating segments | Tankers | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	154,339	83,218
Operating segments | Tankers | Time Charters
Disclosure Of Revenue Sources [Line Items]
Revenue	29,806	39,443
Operating segments | FSO
Disclosure Of Revenue Sources [Line Items]
Revenue	24,473	24,323
Other operating income	0	0
Operating segments | FSO | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	0	0
Operating segments | FSO | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	0	0
Operating segments | FSO | Time Charters
Disclosure Of Revenue Sources [Line Items]
Revenue	24,473	24,323
Less: Equity-accounted investees
Disclosure Of Revenue Sources [Line Items]
Revenue	(24,473)	(24,321)
Other operating income	0	0
Less: Equity-accounted investees | Pool Revenue
Disclosure Of Revenue Sources [Line Items]
Revenue	0	2
Less: Equity-accounted investees | Spot Voyages
Disclosure Of Revenue Sources [Line Items]
Revenue	0	0
Less: Equity-accounted investees | Time Charters
Disclosure Of Revenue Sources [Line Items]
Revenue	$ (24,473)	$ (24,323)

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.